UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Carl Domino, Inc.
Address:  249 Royal Palm Way, Suite 403
          Palm Beach, FL 33480

Form 13F File Number: 028-12146

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. Dixon
Title:    Chief Compliance Officer/ Chief Operating Officer
Phone:    (561) 833-2882

Signature, Place, and Date of Signing:

  /s/ Michael J. Dixon           Palm Beach, FL              5-4-2009
--------------------------     -------------------        --------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          131

Form 13F Information Table Value Total:  $    69,412
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

               COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5    COLUMN 6 COLUMN 7      COLUMN 8
----------------------------------------  --------------- --------- ---------- --------------- -------- -------- ------------------
                                                                                                                  VOTING AUTHORITY
                                                                       VALUE   SHRS OR SH/ PUT/ INVSTMT OTHER    ------------------
            NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000) PRN AMT PRN CALL DSCRTN  MANAGERS SOLE  SHARED OTHER
----------------------------------------  --------------- --------- ---------- ------- --- ---  ------- -------- ----- ------ -----
3M CO COM                               Common Stock      88579Y101    1,082    21,760  SH      Sole              21,760
ABBOTT LABORATORIES                     Common Stock      002824100    1,533    32,148  SH      Sole              32,148
AIRTRAN HLDGS INC COM                   Common Stock      00949P108      157    34,500  SH      Sole              34,500
AKAMAI TECHNOLOGIES COM                 Common Stock      00971T101      194    10,000  SH      Sole              10,000
ALCOA INC                               Common Stock      013817101      678    92,403  SH      Sole              92,403
ALLSCRIPTS HLTHCAR SOL COM              Common Stock      01988P108      113    11,000  SH      Sole              11,000
AMERICAN EXPRESS COMPANY                Common Stock      025816109      675    49,545  SH      Sole              49,545
AMERICAN INTL GROUP INC                 Common Stock      026874107       79    78,930  SH      Sole              78,830         100
AMGEN INC COM                           Common Stock      031162100      377     7,610  SH      Sole               7,610
APACHE CORP COM                         Common Stock      037411105      461     7,195  SH      Sole               6,995         200
APPLIED MICRO CIRCUITS COM              Common Stock      03822W109      368    75,750  SH      Sole              75,750
AT&T INC COM                            Common Stock      00206R102      336    13,348  SH      Sole              13,348
AVERY DENNISON CORP COM                 Common Stock      053611109      631    28,235  SH      Sole              28,235
AVIS BUDGET GROUP COM                   Common Stock      053774105       16    18,000  SH      Sole              18,000
AVON PRODUCTS INC COM                   Common Stock      054303102      980    50,953  SH      Sole              50,953
BAFFINLAND IRON MINES                   Common Stock      056620107       25    75,000  SH      Sole              75,000
BANK OF AMERICA CORP                    Preferred Stock   060505104      199    29,252  SH      Sole              28,252       1,000
BAXTER INTL INC COM                     Common Stock      071813109    1,387    27,078  SH      Sole              27,078
BB&T CP                                 Common Stock      054937107      991    58,595  SH      Sole              58,595
BECKMAN COULTER INC COM                 Common Stock      075811109      344     6,752  SH      Sole               6,752
BRISTOL MYERS SQUIBB COM                Common Stock      110122108    1,400    63,867  SH      Sole              63,867
CALIFORNIA PIZZA KITCHEN INC            Common Stock      13054D109      256    19,589  SH      Sole              19,589
CARDIODYNAMICS INTL COM                 Common Stock      141597104       79    83,871  SH      Sole              83,871
CHARDAN SOUTH CHINA ACQUISITIO          Common Stock      G04136100      187    43,000  SH      Sole              43,000
CHEVRON CORP                            Common Stock      166764100    1,140    16,960  SH      Sole              16,960
CHINA MOBILE LIMITED                    Common Stock      16941M109    1,295    29,745  SH      Sole              29,745
CIENA CORP COM                          Common Stock      171779309      540    69,429  SH      Sole              69,429
CISCO SYS INC COM                       Common Stock      17275R102      497    29,639  SH      Sole              29,039         600
CIT GROUP INC                           Common Stock      125581108       65    22,820  SH      Sole              22,820
CLEAR CHANNEL OUTDOOR CL A              Preferred Stock   18451C109       73    20,000  SH      Sole              20,000
COLGATE PALMOLIVE CO                    Common Stock      194162103    1,145    19,413  SH      Sole              19,413
COLONIAL BANCGROUP                      Common Stock      195493309       43    48,000  SH      Sole              48,000
COMPOSITE TECH CORP COM                 Preferred Stock   20461s108       56   221,400  SH      Sole             221,400
CONCURRENT COMPUTR NEW COM              Common Stock      206710204      250    69,000  SH      Sole              69,000
CONEXANT SYSTEMS INC COM                Common Stock      207142100       73   111,600  SH      Sole             111,600
CONOCOPHILLIPS COM                      Common Stock      20825C104    1,284    32,796  SH      Sole              32,696         100
CORNING INC COM                         Common Stock      219350105      189    14,250  SH      Sole              13,350         900
CTC MEDIA, INC.                         Common Stock      12642X106      111    24,413  SH      Sole              24,413
DEERE & CO COM                          Common Stock      244199105      751    22,835  SH      Sole              22,835
DU PONT E I DE NEMOURS COM              Common Stock      263534109    1,155    51,740  SH      Sole              51,740
DYADIC INTL INC DEL COM                 Common Stock      26745T101       17    55,000  SH      Sole              55,000
E M C CORP MASS COM                     Common Stock      268648102      415    36,425  SH      Sole              36,425
E*TRADE FINANCIAL CORPORATION           Common Stock      269246104       62    50,000  SH      Sole              50,000
EMERSON ELEC CO COM                     Common Stock      291011104      956    33,450  SH      Sole              33,450
EV3 INC.                                Common Stock      26928A200      240    33,770  SH      Sole              33,770
EVERGREENSOLAR INC                      Common Stock      30033r108       43    20,000  SH      Sole              20,000
EXXON MOBIL CORP COM                    Common Stock      30231G102    1,160    17,035  SH      Sole              16,835         200
FTI CONSULTING INC COM                  Common Stock      302941109      398     8,035  SH      Sole               8,035
FUELCELL ENERGY, INC.                   Common Stock      35952H106       55    23,000  SH      Sole              23,000
GARMIN LTD.                             Common Stock      G37260109      776    36,575  SH      Sole              36,575
GENERAL ELEC CO COM                     Common Stock      369604103    1,259   124,508  SH      Sole             124,308         200
GILEAD SCIENCES INC COM                 Common Stock      375558103      239     5,170  SH      Sole               4,870         300
GOOGLE INC CL A                         Common Stock      38259P508      383     1,101  SH      Sole               1,101
HA-LO INDS INC COM                      Common Stock      404429102        0    25,000  SH      Sole              25,000
HALLIBURTON CO                          Common Stock      406216101    1,063    68,691  SH      Sole              68,091         600
HARLEY-DAVIDSON INC                     Common Stock      412822108      842    62,900  SH      Sole              62,900
HARRIS CP                               Common Stock      413875105      911    31,470  SH      Sole              31,470
HAWAIIAN ELEC INDS COM                  Common Stock      419870100      208    15,165  SH      Sole              15,165
HOME DEPOT INC                          Common Stock      437076102    1,454    61,702  SH      Sole              61,102         600
HUMAN GENOME SCIENCES COM               Common Stock      444903108       41    50,000  SH      Sole              50,000
HUNTSMAN CORP                           Common Stock      447011107       78    25,000  SH      Sole              25,000
I-FLOW CORP COM NEW                     Common Stock      449520303       58    16,000  SH      Sole              16,000
ICAD INC COM                            Common Stock      44934S107       82    90,500  SH      Sole              90,500
IMMERSION CORPORATION                   Common Stock      452521107       35    12,000  SH      Sole              12,000
IMPATH INC COM                          Common Stock      45255g101        0    31,500  SH      Sole              31,500
INTEL CORP COM                          Common Stock      458140100    1,407    93,590  SH      Sole              92,990         600
JOHNSON & JOHNSON COM                   Common Stock      478160104    1,803    34,286  SH      Sole              33,986         300
JPMORGAN & CHASE & CO COM               Common Stock      46625H100    1,160    43,645  SH      Sole              43,645
KIMBERLY CLARK                          Common Stock      494368103    1,027    22,269  SH      Sole              22,269
KRAFT FOODS INC CL A                    Preferred Stock   50075N104    1,435    64,385  SH      Sole              64,385
LEVEL 3 COMMUNICTIONS COM               Common Stock      52729N100       92   100,000  SH      Sole             100,000
LIBERTY GLOBAL INC COM SER C            Common Stock      530555309      197    13,955  SH      Sole              13,955
LUNA INOVATIONS                         Common Stock      550351100       23    21,404  SH      Sole              21,404
MARATHON OIL CORP COM                   Common Stock      565849106    1,432    54,460  SH      Sole              54,460
MAXIM INTEGRATED PRODS INC              Common Stock      57772K101    1,408   106,590  SH      Sole             106,590
MBIA INC COM                            Common Stock      55262C100      105    23,000  SH      Sole              23,000
MCDONALDS CORPORATION                   Common Stock      580135101      972    17,811  SH      Sole              17,811
MEDICAL STAFFNG NTWK                    Common Stock      58463F104       15   100,225  SH      Sole             100,225
MERCK & CO INC COM                      Common Stock      589331107    1,157    43,254  SH      Sole              43,254
MGIC INVT CORP WIS COM                  Common Stock      552848103       27    19,310  SH      Sole              19,310
MICROSOFT CORP COM                      Common Stock      594918104      185    10,075  SH      Sole               9,575         500
MINDSPEED TECH INC COM                  Common Stock      602682106       44    35,467  SH      Sole              35,467
NABI BIOPHARMACEUTICAL COM              Common Stock      629519109       57    15,457  SH      Sole              15,457
NATIONAL MED HLTH CARD COM NEW          Common Stock      636918302        0    30,000  SH      Sole              30,000
NATURAL RESOURCE PARTNERS               Common Stock      63900P103      294    13,180  SH      Sole              13,180
NOKIA CORP SPONSORED ADR                Common Stock      654902204      890    76,280  SH      Sole              76,280
NORDSTROM INC                           Common Stock      655664100      788    47,070  SH      Sole              47,070
NORTHROP GRUMMAN CORP COM               Common Stock      666807102    1,249    28,622  SH      Sole              28,622
NUANCE COMMUNICATIONS COM               Common Stock      67020y100      164    15,107  SH      Sole              15,107
NUVEEN DIVID ADVNT MUN COM              Common Stock      67066V101    1,034    93,674  SH      Sole              93,674
OPEN JOINT STOCK CO.-VIMPEL CO          Preferred Stock   68370R109      105    16,000  SH      Sole              16,000
PALL CORP COM                           Common Stock      696429307      954    46,675  SH      Sole              46,675
PAREXEL INTERNATIONAL CORPORAT          Common Stock      699462107       97    10,000  SH      Sole              10,000
PARTNERRE LTD COM                       Common Stock      G6852T105      376     6,065  SH      Sole               6,065
PEPSICO INC COM                         Common Stock      713448108    2,064    40,094  SH      Sole              39,694         400
PFIZER INC COM                          Common Stock      717081103    1,317    96,683  SH      Sole              95,683       1,000
POWERSHARES DIVIDEND ACHIEVERS          Common Stock      73935X732      284    29,485  SH      Sole              29,485
PRICE T ROWE GROUP INC COM              Common Stock      74144T108      247     8,565  SH      Sole               8,565
PROCTER & GAMBLE CO COM                 Common Stock      742718109    1,380    29,316  SH      Sole              29,316
PROLOGIS                                Common Stock      743410102      986   151,715  SH      Sole             151,715
QWEST COMMUNICATIONS INTL INC           Common Stock      749121109      118    34,624  SH      Sole              34,624
RACKABLE SYS INC COM                    Common Stock      750077109       57    14,000  SH      Sole              14,000
REALNETWORKS INC.                       Common Stock      75605L104       65    28,000  SH      Sole              28,000
REGAL ENTMT GROUP CL A                  Preferred Stock   758766109    1,371   102,273  SH      Sole             102,273
RESEARCH FRONTIERS                      Common Stock      760911107      141    31,425  SH      Sole              31,425
ROYAL CARIBBEAN CRUISE COM              Common Stock      V7780T103       93    11,605  SH      Sole              11,605
RPM INTL INC COM                        Common Stock      749685103      209    16,435  SH      Sole              16,435
SIRIUS XM RADIO INC COM                 Common Stock      82967N108      107   305,500  SH      Sole             305,500
SKYWORKS SOLUTIONS INC COM              Preferred Stock   83088M102      242    30,020  SH      Sole              30,020
SUN MICROSYSTEMS INC COM                Common Stock      866810203      538    73,500  SH      Sole              73,500
TD AMERITRADE HLDG CP COM               Common Stock      87236y108      138    10,000  SH      Sole              10,000
TELLABS INC COM                         Common Stock      879664100      177    38,683  SH      Sole              38,683
TENET HEALTHCARE CORP COM               Common Stock      88033G100       95    82,000  SH      Sole              82,000
TEVA PHARMACEUTCL INDS ADR              Common Stock      881624209      623    13,838  SH      Sole              13,838
TOMOTHERAPY INCORPORATED                Common Stock      890088107       95    35,971  SH      Sole              35,971
TUPPERWARE BRANDS CORPORATION           Common Stock      899896104    1,361    80,080  SH      Sole              80,080
TYCO INTL LTD NEW COM                   Common Stock      H89128104      377    19,252  SH      Sole              19,252
ULTRALIFE BATTERIES COM                 Common Stock      903899102      105    13,561  SH      Sole              13,561
UNION PACIFIC CORP                      Common Stock      907818108    1,074    26,135  SH      Sole              26,135
UNITED ONLINE, INC.                     Common Stock      911268100       45    10,000  SH      Sole              10,000
UNITED PARCEL SERVICE INC               Common Stock      911312106    1,222    24,830  SH      Sole              24,830
UNITED STATES STEEL CORP                Common Stock      912909108      521    24,660  SH      Sole              24,660
VALUECLICK INC COM                      Common Stock      92046N102      145    17,000  SH      Sole              17,000
VERIZON COMMUNICATIONS COM              Common Stock      92343V104      276     9,138  SH      Sole               9,138
WALGREEN CO COM                         Common Stock      931422109    1,031    39,700  SH      Sole              39,700
WEYERHAEUSER CO COM                     Common Stock      962166104      568    20,601  SH      Sole              20,601
WILLIAMS COMMNCT GROUP CL A             Common Stock      969455104        0   396,467  SH      Sole             396,467
WINDSTREAM CORP COM                     Common Stock      97381W104    1,255   155,648  SH      Sole             155,648
WYETH COM                               Common Stock      983024100      205     4,760  SH      Sole               4,760
FPL CAPITAL 7.45% DUE 2067 CLB          Preferred Stock   302570502      229     9,015  SH      Sole               9,015
METLIFE PFD A VAR RATE  CLBL 9          Preferred Stock   59156R504      164    14,200  SH      Sole              14,200